Statements of Cash Flows (FY) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Cash flows used in operating activities:
Net loss	$ (64,767)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	3,081
Sharebased compensation	5,820
Amortization of premium and discount on marketable securities, net	(1,527)
Impairment of long-lived assets	5,233
Changes in operating assets and liabilities:
Prepaid expenses and other current assets, and other assets	255
Prepaid research and development	1,521
Non-refundable sublicense and transition services payments received	8,226
Right of use assets and operating lease liabilities	(279)
Accounts payable	(556)
Accrued expenses and other current liabilities	(4,963)
Net cash provided by (used in) operating activities	(47,956)
Cash flows provided by (used in) investing activities:
Purchases of marketable securities	(88,170)
Sales or maturities of marketable securities	143,150
Purchases of property and equipment and other assets	(34)
Net cash provided by (used in) investing activities	54,946
Cash flows provided by (used in) financing activities:
Proceeds from issuance of common stock under the ATM Facility, net of offering costs	8,742
Proceeds from the exercise of stock options	35
Proceeds from the issuance of common stock under employee stock purchase plan	97
Net cash provided by (used in) financing activities	8,874
Net increase (decrease) in cash and cash equivalents	15,864
Cash and cash equivalents at beginning	21,709
Cash and cash equivalents at end	37,573
Supplemental disclosure of noncash activities:
Unrealized gain (loss) on marketable securities	51
Right of use assets recognized upon the commencement of sublease	(422)
Operating lease liabilities recognized upon the commencement of sublease	$ 422